Employee Benefit Plans (Schedule of Expected Benefit Payments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Employee Benefit Plans [Abstract]
2013	$ 431
2014	438
2015	432
2016	438
2017	457
2018-2022	$ 2,808